TRADE RECEIVABLES - Trade Receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	$ 300,109,000	$ 196,020,000
Trade receivables	0	5,644,000
Amounts due from related parties	0	0
Cost
Disclosure of financial assets [line items]
Trade receivables	306,286,000	201,775,000
Cost | Accounts receivable
Disclosure of financial assets [line items]
Trade receivables	274,907,000	181,658,000
Trade receivables	0	5,644,000
Cost | Unbilled revenue
Disclosure of financial assets [line items]
Trade receivables	31,379,000	20,117,000
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables	$ 6,177,000	$ 5,755,000